Debt and Lease Liabilities - Bank loans (Details) $ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Jun. 26, 2025 MXN ($)	Apr. 03, 2025 MXN ($)	Apr. 30, 2024 MXN ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 MXN ($)	Apr. 30, 2024 USD ($)	Feb. 28, 2023 MXN ($)
Debt and Lease Liabilities
Principal amount of long-term credit agreement				$ 87,175,965		$ 3,438,530
Prepaid to the company				3,218,618
Unamortized finance costs				(1,181,825)			$ (1,259,017)
Interest Payable on current portion of long-term debt				$ 1,425,047			$ 1,674,544
Revolving credit facility									$ 1,000,000
Syndicate of Banks
Debt and Lease Liabilities
Term of borrowings			5 years
Principal amount of long-term credit agreement			$ 10,000,000
Credit facility amount								$ 500,000
Number of days interest is payable			28 days
Base rate			TIIE
Term of debt instrument			5 years
Bank Loans Maturities December 2026
Debt and Lease Liabilities
Principal amount of long-term credit agreement					$ 2,650,000
Variable interest rate spread (as a percent)					0.90%
Number of days interest is payable					28 days
Base rate					TIIE
Repayment of debt		$ 2,650,000
Interest rate					8.215%
Payment of accrued interest and transaction costs on debt					$ 1,325,000
Sky credit agreement 2025
Debt and Lease Liabilities
Repayment of debt	$ 2,650,000
Interest rate		8.165%
Notional amount, part one		$ 1,325,000
Notional amount, part two		$ 1,325,000
TIIE
Debt and Lease Liabilities
Variable interest rate spread (as a percent)		1.09%
Minimum | Syndicate of Banks
Debt and Lease Liabilities
Variable interest rate spread (as a percent)			1.25%					1.25%
Maximum | Syndicate of Banks
Debt and Lease Liabilities
Variable interest rate spread (as a percent)			1.50%					1.50%